Payments, by Government - 12 months ended Feb. 29, 2024 - CAD ($)	Fees	Total Payments
Total	$ 717,202	$ 717,202
PERU
Total	578,429	578,429
PERU | Government of Peru
Total	578,429	578,429
UNITED STATES
Total	138,773	138,773
UNITED STATES | Government of the UnitedStates
Total	$ 138,773	$ 138,773